RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Jan. 29, 2020	Jul. 22, 2019	Jul. 18, 2019	Dec. 31, 2019	Jun. 30, 2020	Mar. 31, 2019	Feb. 12, 2019	Feb. 06, 2019	Dec. 31, 2018
Converted description			These amounts are convertible into common stock at the lower of (i) $0.001 or, (ii) 50% of the lowest bid price during the forty-five consecutive trading day period ending on the trading day immediately prior to the applicable conversion date.	These amounts are convertible into common stock at the lower of (i) $0.001 or, (ii) 50% of the lowest bid price during the forty-five consecutive trading day period ending on the trading day immediately prior to the applicable conversion date.
Interest rate			10.00%
Due to related party				$ 571,800
Common stock, share issued				1,952,470	21,952,470				1,443,720
Preferred stock, shares sold									30,000
Chris Chumas [Member]
Common stock, share issued	7,000,000
Mr. William Alessi [Member]
Interest rate		8.00%			8.00%
Due to related party									$ 61,255
Common stock, share issued	7,000,000							6,000,000
Shares issued principal amount	$ 7,000
Purchase of preferred stock shares		12,000,000				12,000,000
Preferred shares, note payable		$ 200,000				$ 12,000		$ 100,000
Common stock shares held					50
Preferred stock, shares sold								6,000,000
Maturity date		Dec. 31, 2019
Maurice Bideaux [Member]
Due to related party				$ 38,910	$ 17,574
Unpaid amount					$ 38,910
Maurice Bideaux [Member] | 2010 [Member]
Debt instrument, decrease, forgiveness				$ 17,574
Mr. Chumas [Member]
Common stock purchase shares							6,000,000
Acquisition of preferred shares, value							100,000
Class A Preferred Shares [Member]
Preferred stock, shares sold								12,000,000
Class A Preferred Shares [Member] | Chris Chumas [Member]
Interest rate		8.00%
Common stock, share issued	7,000,000							6,000,000
Shares issued principal amount	$ 7,000
Purchase of preferred stock shares		6,000,000
Preferred shares, note payable		$ 100,000
Preferred stock, shares sold							6,000,000
Maturity date		Dec. 31, 2019
Class A Preferred Shares [Member] | S. Mark Spoone [Member]
Interest rate						8.00%
Converted class A Preferred Shares into common stock		450,000
Class A Preferred Stock, Converted Instrument		12,000,000
Preferred stock, shares sold								12,000,000